VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Communication Services: 17.0%
34,059	(1)	Alphabet, Inc. - Class A	$ 49,916,870	2.7
28,985	(1)	Alphabet, Inc. - Class C	42,596,356	2.3
5,531	(1),(2),(3)	Epic Games, Inc.	3,180,325	0.2
361,475	(1)	Facebook, Inc.- Class A	94,670,303	5.1
121,549	(1)	Match Group, Inc.	13,449,397	0.7
82,810	(1)	NetFlix, Inc.	41,407,484	2.3
134,900	(1),(4)	Sea Ltd. ADR	20,779,996	1.1
767,544	(1),(4)	Snap, Inc.	20,040,574	1.1
51,159	(1)	Spotify Technology SA	12,409,639	0.7
225,400		Tencent Holdings Ltd.	15,224,280	0.8
			313,675,224	17.0

		Consumer Discretionary: 21.1%
173,168	(1)	Alibaba Group Holding Ltd. ADR	50,907,929	2.7
65,238	(1)	Amazon.com, Inc.	205,416,848	11.1
89,830	(1),(4)	Aptiv PLC	8,235,614	0.4
6,639	(1)	Booking Holdings, Inc.	11,357,204	0.6
12,015	(1),(4)	Carmax, Inc.	1,104,299	0.1
63,195	(1),(4)	Carvana Co.	14,096,277	0.8
10,441	(1)	Chipotle Mexican Grill, Inc.	12,985,576	0.7
130,204	(1),(4)	DraftKings, Inc. - Class A	7,661,203	0.4
75,845	(4)	Ferrari NV	13,962,306	0.8
95,200		Las Vegas Sands Corp.	4,442,032	0.2
43,393	(1)	Lululemon Athletica, Inc.	14,292,352	0.8
138,900		Nike, Inc. - Class B	17,437,506	0.9
181,348		Ross Stores, Inc.	16,923,395	0.9
142,575	(4)	Wynn Resorts Ltd.	10,238,311	0.6
49,052	(1)	XPeng, Inc. ADR	984,474	0.1
			390,045,326	21.1

		Financials: 2.5%
1,134,411	(1),(2),(3)	Ant International Co., Limited- Class C	10,255,075	0.6
41,100		Cboe Global Markets, Inc.	3,606,114	0.2
74,389		Chubb Ltd.	8,638,050	0.5
12,749	(1),(2),(3)	Maplebear, Inc., dba Instacart	590,279	0.0
666	(1),(2),(3)	Maplebear, Inc., dba Instacart - Non-Voting	30,836	0.0
9,987		MSCI, Inc. - Class A	3,563,162	0.2
32,585		S&P Global, Inc.	11,750,151	0.6
54,621		Tradeweb Markets, Inc.	3,168,018	0.2
89,459	(1)	XP, Inc.	3,729,546	0.2
			45,331,231	2.5

		Health Care: 9.4%
44,715	(1)	Alcon, Inc.	2,535,149	0.1
6,173	(1)	Align Technology, Inc.	2,020,793	0.1
48,487		Anthem, Inc.	13,023,123	0.7
7,225	(1)	Argenx SE ADR	1,896,707	0.1
160,383	(1)	Centene Corp.	9,355,141	0.5
104,496		Cigna Corp.	17,702,667	1.0
9,710	(1),(4)	GoodRx Holdings, Inc.	539,876	0.0
88,789		HCA Healthcare, Inc.	11,070,213	0.6
19,000		Humana, Inc.	7,863,910	0.4
76,327	(1)	Incyte Corp., Ltd.	6,849,585	0.4
37,080	(1)	Intuitive Surgical, Inc.	26,309,743	1.4
108,767		Stryker Corp.	22,663,780	1.2
109,607		UnitedHealth Group, Inc.	34,172,175	1.9
67,144	(1)	Vertex Pharmaceuticals, Inc.	18,271,225	1.0
			174,274,087	9.4

		Industrials: 6.9%
40,046		Cintas Corp.	13,328,510	0.7
44,900		Cummins, Inc.	9,481,084	0.5
29,035		Equifax, Inc.	4,555,592	0.2
66,413		FedEx Corp.	16,704,198	0.9
159,890		Fortive Corp.	12,185,217	0.7
20,057		JB Hunt Transport Services, Inc.	2,534,804	0.1
24,200		Norfolk Southern Corp.	5,178,558	0.3
42,000		Parker Hannifin Corp.	8,498,280	0.5
45,570		Roper Technologies, Inc.	18,005,163	1.0
29,607	(1)	Teledyne Technologies, Inc.	9,184,387	0.5
163,593		TransUnion	13,763,079	0.7
51,670		Union Pacific Corp.	10,172,273	0.6
62,038		Westinghouse Air Brake Technologies Corp.	3,838,911	0.2
			127,430,056	6.9

		Information Technology: 39.8%
27,600	(1)	Adobe, Inc.	13,535,868	0.7
307,313	(1)	Advanced Micro Devices, Inc.	25,196,593	1.4
889,288		Apple, Inc.	102,988,443	5.6
52,082	(4)	ASML Holding NV-NY REG	19,232,320	1.0
46,707	(1)	Avalara, Inc.	5,947,669	0.3
41,707	(1)	Crowdstrike Holdings, Inc.	5,727,205	0.3
94,900	(1),(4)	Datadog, Inc.	9,694,984	0.5
189,408		Fidelity National Information Services, Inc.	27,882,752	1.5
209,376	(1)	Fiserv, Inc.	21,576,197	1.2
93,660		Global Payments, Inc.	16,632,143	0.9
78,972		Intuit, Inc.	25,761,456	1.4
291,400		Marvell Technology Group Ltd.	11,568,580	0.6
146,279		Mastercard, Inc. - Class A	49,467,169	2.7
725,483		Microsoft Corp.	152,590,839	8.3
43,600		Nvidia Corp.	23,597,192	1.3
219,693	(1)	Palantir Technologies, Inc.	2,121,606	0.1
31,674	(1)	Paycom Software, Inc.	9,860,116	0.5
157,499	(1)	PayPal Holdings, Inc.	31,032,028	1.7
184,539	(1)	Salesforce.com, Inc.	46,378,341	2.5
43,891	(1)	ServiceNow, Inc.	21,287,135	1.2
7,111	(1)	Shopify, Inc.	7,274,340	0.4
294,370	(1),(4)	Slack Technologies, Inc.	7,906,778	0.4
6,524	(1),(4)	Snowflake, Inc. - Class A	1,637,524	0.1
4,129	(1),(3)	Snowflake, Inc. - Class B Lockup Shares	1,015,651	0.0

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
99,189	(1)	Splunk, Inc.	$ 18,660,427	1.0
82,193	(1)	StoneCo Ltd.	4,347,188	0.2
51,440	(1),(2),(3)	Stripe, Inc. - Class B	807,094	0.0
113,700		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	9,217,659	0.5
21,741	(4)	Temenos AG	2,922,088	0.2
255,049		Visa, Inc. - Class A	51,002,149	2.8
9,500	(1)	Wix.com Ltd.	2,421,075	0.1
32,637	(1)	Workday, Inc.	7,021,198	0.4
			736,311,807	39.8

		Materials: 0.3%
27,024		Linde Public Ltd.	6,435,225	0.3

	Total Common Stock
	(Cost $1,093,603,228)		1,793,502,956	97.0

PREFERRED STOCK: 2.4%
		Communication Services: 0.5%
59,241	(1),(2),(3)	AirBNB, Inc. - Series D	4,682,409	0.2
16,058	(1),(2),(3)	AirBNB, Inc. - Series E	1,269,224	0.1
68,026	(1),(2),(3)	Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	3,092,462	0.2
			9,044,095	0.5

		Consumer Discretionary: 1.4%
163,010	(1),(2),(3)	Aurora Innovation, Inc., - Series B	1,506,261	0.1
8,132	(1),(2),(3)	DoorDash, Inc. - Series G	1,866,546	0.1
2,793	(1),(2),(3)	DoorDash, Inc. - Series H	641,080	0.0
38,487	(1),(2),(3)	Rappi, Inc. - Series E	2,299,446	0.1
549,762	(1),(2),(3)	Rivian Automotive, Inc. - Series D	8,515,814	0.4
659,827	(1),(2),(3)	Rivian Automotive, Inc. - Series E	10,220,720	0.6
18,931	(1),(2),(3)	Waymo LLC., Series A-2	1,625,552	0.1
			26,675,419	1.4

		Financials: 0.1%
26,036	(1),(2),(3)	Maplebear, Inc., dba Instacart - Series G	1,252,121	0.1

		Industrials: 0.2%
159,700	(1),(2),(3)	GM Cruise Holdings, LLC - Class F	2,914,525	0.2

		Information Technology: 0.2%
93,459	(1),(2),(3)	Magic Leap, Inc. - Series C	215,264	0.0
61,969	(1),(2),(3)	Magic Leap, Inc. - Series D	167,316	0.0
3,551	(1),(2),(3)	UiPath Inc. - Series G	66,025	0.0
171,219	(1),(2),(3)	UiPath Inc., Series D-1	3,183,554	0.2
28,752	(1),(2),(3)	UiPath Inc., Series D-2	534,599	0.0
			4,166,758	0.2

		Real Estate: –%
42,822	(1),(2),(3)	WeWork Companies, Inc. - Series E	–	–

	Total Preferred Stock
	(Cost $41,604,743)		44,052,918	2.4

	Total Long-Term Investments
	(Cost $1,135,207,971)		1,837,555,874	99.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.5%
		Repurchase Agreements: 4.6%
3,817,633	(5)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $3,817,647, collateralized by various U.S. Government Agency Obligations, 2.000%-6.594%, Market Value plus accrued interest $3,893,986, due 09/01/29-02/20/69)	3,817,633	0.2
6,908,228	(5)	BNP Paribas S.A., Repurchase Agreement dated 09/30/20, 0.24%, due 10/01/20 (Repurchase Amount $6,908,273, collateralized by various U.S. Government Securities, 0.750%-7.875%, Market Value plus accrued interest $7,253,639, due 08/10/21-08/21/40)	6,908,228	0.4
7,382,870	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/20, 0.10%, due 10/01/20 (Repurchase Amount $7,382,890, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.415%-9.000%, Market Value plus accrued interest $7,530,527, due 10/25/20-06/20/69)	7,382,870	0.4

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
1,778,702	(5)	CF Secured LLC, Repurchase Agreement dated 09/30/20, 0.09%, due 10/01/20 (Repurchase Amount $1,778,706, collateralized by various U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $1,814,283, due 08/15/27-09/01/50)	$ 1,778,702	0.1
6,521,788	(5)	Citadel Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $6,521,809, collateralized by various U.S. Government Securities, 0.000%-7.500%, Market Value plus accrued interest $6,652,251, due 10/08/20-08/15/50)	6,521,788	0.4
14,353,814	(5)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $14,353,845, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $14,640,891, due 11/27/20-11/01/59)	14,353,814	0.8
2,600,502	(5)	Industrial & Comm. Bank of China, Repurchase Agreement dated 09/30/20, 0.09%, due 10/01/20 (Repurchase Amount $2,600,508, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,652,512, due 10/01/20-09/01/50)	2,600,502	0.1
5,130,890	(5)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $5,130,908, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.875%, Market Value plus accrued interest $5,233,527, due 02/15/21-07/20/70)	5,130,890	0.3
2,771,056	(5)	Palafox Trading LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $2,771,065, collateralized by various U.S. Government Securities, 1.125%-1.375%, Market Value plus accrued interest $2,826,487, due 08/31/23-08/15/40)	2,771,056	0.1
19,213,964	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $19,214,006, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $19,598,243, due 10/27/20-07/15/61)	19,213,964	1.0
1,618,697	(5)	Royal Bank of Canada, Repurchase Agreement dated 09/30/20, 0.21%, due 10/01/20 (Repurchase Amount $1,618,706, collateralized by various U.S. Government Securities, 0.000%-10.200%, Market Value plus accrued interest $1,694,009, due 10/27/20-07/09/40)	1,618,697	0.1

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
3,488,852	(5)	South Street Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $3,488,863, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $3,558,630, due 06/01/26-02/15/60)	$ 3,488,852	0.2
9,317,340	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/20, 0.21%, due 10/01/20 (Repurchase Amount $9,317,394, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $9,529,198, due 04/15/22-02/15/46)	9,317,340	0.5

	Total Repurchase Agreements
	(Cost $84,904,336)		84,904,336	4.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.9%
1,534,000	(5),(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%	1,534,000	0.0
1,534,000	(5),(6)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%	1,534,000	0.1
1,534,000	(5),(6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.020%	1,534,000	0.1
13,074,229	(6)	T. Rowe Price Government Reserve Fund, 0.090%	13,074,229	0.7
	Total Mutual Funds
	(Cost $17,676,229)		17,676,229	0.9

	Total Short-Term Investments
	(Cost $102,580,565)		102,580,565	5.5

	Total Investments in Securities (Cost $1,237,788,536)		$ 1,940,136,439	104.9
	Liabilities in Excess of Other Assets		(90,830,194)	(4.9)
	Net Assets		$ 1,849,306,245	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2020, the Portfolio held restricted securities with a fair value of $59,932,178 or 3.2% of net assets. Please refer to the table below for additional details.
(4)	Security, or a portion of the security, is on loan.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2020.

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$295,270,619	$15,224,280	$3,180,325	$313,675,224
Consumer Discretionary	390,045,326	–	–	390,045,326
Financials	34,455,041	–	10,876,190	45,331,231
Health Care	171,738,938	2,535,149	–	174,274,087
Industrials	127,430,056	–	–	127,430,056
Information Technology	731,566,974	3,937,739	807,094	736,311,807
Materials	6,435,225	–	–	6,435,225
Total Common Stock	1,756,942,179	21,697,168	14,863,609	1,793,502,956
Preferred Stock	–	–	44,052,918	44,052,918
Short-Term Investments	17,676,229	84,904,336	–	102,580,565
Total Investments, at fair value	$1,774,618,408	$106,601,504	$58,916,527	$1,940,136,439

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2020:

Investments, at fair value	Fair Value at September 30, 2020	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)		Weighted Average of Inputs***		Impact to Valuation from an Increase in Input****
Common Stocks	$14,863,609	Recent Comparable Transaction Price(s)	Discount Factor	-	**	-	**	-**
		Market Comparable	Discount for lack of marketability	10%		10%		Decrease
		Market Comparable	Enterprise Value to Gross Profit Multiple	15.0	x	15.0	x	Increase
		Market Comparable	EBIT Growth Rate	40%		40%		Increase
		Market Comparable	Enterprise Value to EBIT Multiple	22.1x - 27.8	x	22.1x - 27.8	x	Increase

Preferred Stocks	$44,052,918	Recent Comparable Transaction Price(s)	Discount Factor	-	**	-	**	-**
		Market Comparable	Discount for lack of marketability	10%		10%		Decrease
		Market Comparable	Sales Growth Rate	27% - 29%		27% - 29%		Increase
		Market Comparable	Enterprise Value to Sales Multiple	5.4x - 9.7	x	5.4x - 9.7	x	Increase
		Market Comparable	Gross Profit Growth Rate	30% - 32%		30% - 32%		Increase
		Market Comparable	Enterprise Value to Gross Profit Multiple	6.1x - 10.9	x	6.1x - 10.9	x	Increase
		Recent Comparable Transaction Price(s)	Discount for uncertainty	90%		90%		Decrease
		Recent Comparable Transaction Price(s)	Discount for lack of collectability	100%		100%		Decrease
Total Investments, at fair value	$58,916,527

* Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

** No quantitative unobservable inputs were significant to the fair valuation determination at September 30, 2020.

*** Unobservable inputs were weighted by the relative fair value of the instruments.

**** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended September 30, 2020:

	Common Stocks	Preferred Stocks	Total
Assets:
Beginning balance at December 31, 2019	$8,101,357	$31,298,235	$39,399,592
Purchases	3,962,044	16,104,944	20,066,988
Sales	-	-	-
Total realized gain (loss)	-	-	-
Net change in unrealized appreciation (depreciation)****	2,960,358	(3,350,261)	(389,903)
Transfers into Level 3	-	-	-
Transfers out of Level 3	(160,150)	-	(160,150)
Ending balance at September 30, 2020	$14,863,609	$44,052,918	$58,916,527
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of September 30, 2020****	$2,960,358	$(3,350,261)	$(389,903)

**** Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at September 30, 2020 may be due to securities no longer held or categorized as Level 3 at year end.

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

At September 30, 2020, VY® T. Rowe Price Growth Equity Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
AirBNB, Inc. - Series D	4/16/2014	$2,411,881	$4,682,409
AirBNB, Inc. - Series E	7/14/2015	1,494,910	1,269,224
Ant International Co., Limited- Class C	6/7/2018	6,364,046	10,255,075
Aurora Innovation, Inc., - Series B	3/1/2019	1,506,261	1,506,261
DoorDash, Inc. - Series G	11/12/2019	1,542,617	1,866,546
DoorDash, Inc. - Series H	6/17/2020	641,080	641,080
Epic Games, Inc.	6/18/2020	3,180,325	3,180,325
GM Cruise Holdings, LLC - Class F	5/7/2019	2,914,525	2,914,525
Magic Leap, Inc. - Series C	1/20/2016	2,152,641	215,264
Magic Leap, Inc. - Series D	10/12/2017	1,673,163	167,316
Maplebear, Inc., dba Instacart	8/7/2020	590,711	590,279
Maplebear, Inc., dba Instacart - Non-Voting	8/7/2020	30,858	30,836
Maplebear, Inc., dba Instacart - Series G	7/2/2020	1,252,121	1,252,121
Rappi, Inc. - Series E	9/8/2020	2,299,446	2,299,446
Rivian Automotive, Inc. - Series D	12/23/2019	5,906,643	8,515,814
Rivian Automotive, Inc. - Series E	7/10/2020	10,220,720	10,220,720
Snowflake, Inc. - Class B Lockup Shares	3/17/2020	160,150	1,015,651
Stripe, Inc. - Class B	12/17/2019	807,094	807,094
UiPath Inc. - Series G	7/9/2020	66,025	66,025
UiPath Inc., Series D-1	4/26/2019	2,245,920	3,183,554
UiPath Inc., Series D-2	4/26/2019	377,147	534,599
Waymo LLC., Series A-2	5/8/2020	1,625,552	1,625,552
WeWork Companies, Inc. - Series E	6/23/2015	1,408,397	–
Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	10/19/2015	1,865,694	3,092,462
		$52,737,927	$59,932,178

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,242,252,191.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$714,552,209
Gross Unrealized Depreciation	(16,668,029)
Net Unrealized Appreciation	$697,884,180